Leases - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Lease income	¥ 1,879	¥ 2,794	¥ 1,795
Right-of-use asset for operating leases	¥ 156,791	¥ 166,730